UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2026

Tuttle Capital Daily 2X Inverse Regional Banks ETF

ITEM 1.(a).  Reports to Stockholders.

Tuttle Capital Daily 2X Inverse Regional Banks ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Tuttle Capital Daily 2X Inverse Regional Banks ETF ticker: SKRE (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also contact us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$35	0.75%¹
¹	Annualized.

Market Exposure

Total Return Swap Contracts:     -200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	117.62%
Derivatives	0.27%
Liabilities in Excess of Other Assets	-17.89%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.shortregionalbanks.com/fund-info.

Key Fund Statistics

(as of February 28, 2026)

Fund Net Assets	$6,494,886
Number of Holdings	2
Total Net Advisory Fee	$20,669
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended February 28, 2026 (unaudited)

TUTTLE CAPITAL
DAILY 2X INVERSE REGIONAL BANKS ETF

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Schedule of InvestmentsFebruary 28, 2026 (unaudited)

See Notes to Financial Statements

Other Assets, Net of Liabilities - 100.00%(A)	$6,494,886
TOTAL NET ASSETS - 100.00%	$6,494,886

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	SPDR® S&P® Regional Banking ETF	Pay	(OBFR01(B) -97bps)	Quarterly	12/8/2026	$ (6,319,580)	$ 306,095
CF Secured LLC	SPDR® S&P® Regional Banking ETF	Pay	(OBFR01(B) -100bps)	Monthly	1/11/2027	(6,672,259)	(288,803)

TOTAL RETURN SWAP CONTRACTS						$(12,991,839)	17,292

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of Assets and LiabilitiesFebruary 28, 2026 (unaudited)

ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$6,804,388
Cash	835,163
Net unrealized appreciation of total return swap contracts	17,292
TOTAL ASSETS	7,656,843

LIABILITIES
Accrued advisory fees (Note 2)	3,050
Due to counterparty on total return swap contracts	1,158,907
TOTAL LIABILITIES	1,161,957
NET ASSETS	$6,494,886

Net Assets Consist of:
Paid-in capital	$13,907,020
Distributable earnings (accumulated deficits)	(7,412,134)
Net Assets	$6,494,886

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	780,000
Net Asset Value and Offering Price Per Share	$8.33

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of OperationsSix Months Ended February 28, 2026 (unaudited)

EXPENSES
Investment Advisory fees (Note 2)	$20,669
Total expenses	20,669
Net investment income (loss)	(20,669)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(2,476,551)
Net change in unrealized appreciation (depreciation) of total return swap contracts	919,274
Total net realized and unrealized gain (loss) on total return swap contracts	(1,557,277)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,577,946)

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(20,669)	$(32,787)
Net realized gain (loss) on total return swap contracts	(2,476,551)	(1,234,818)
Net change in unrealized appreciation (depreciation) of total return swap contracts	919,274	(587,857)
Increase (decrease) in net assets from operations	(1,577,946)	(1,855,462)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(13,292)	149,556
Return of capital	—	1,713
Decrease in net assets from distributions	(13,292)	151,269

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares issued	11,773,093	8,521,912
Shares redeemed	(7,029,239)	(8,413,892)
Increase (decrease) in net assets from capital stock transactions	4,743,854	108,020

NET ASSETS
Increase (decrease) during period	3,152,616	(1,898,711)
Beginning of period	3,342,270	5,240,981
End of period	$6,494,886	$3,342,270

FINANCIAL STATEMENTS | February 28, 2026

See Notes to Financial Statements

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024*
Net asset value, beginning of period	$9.55	$16.91	$25.00
Investment activities
Net investment income (loss)(1)	(0.03)	(0.10)	(0.12)
Net realized and unrealized gain (loss) of total return swap contracts(2)	(1.17)	(6.84)	(7.97)
Total from investment activities	(1.20)	(6.94)	(8.09)
Distributions
Net investment income	(0.02)	(0.42)	—
Total distributions	(0.02)	(0.42)	—

Net asset value, end of period	$8.33	$9.55	$16.91

Total Return(3)	(12.57%)	(41.69%)	(32.37%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%	0.75%
Net investment income (loss)	(0.75%)	(0.75%)	(0.75%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000s)	$6,495	$3,342	$5,241

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

*The Fund commenced operations on January 4, 2024.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial StatementsFebruary 28, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 4, 2024.

The Fund’s investment objective is to seek 200% of the inverse (or opposite) of the daily performance of the SPDR® S&P® Regional Banking ETF.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service, at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$17,292	$—	$17,292
	$—	$17,292	$—	$17,292

Refer to the Fund’s Schedule of Investments for a listing of the securities by type. The Fund held no Level 3 securities at any time during the six months ended February 28, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the six months ended February 28, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Tuttle Capital Daily 2X Inverse Regional Banks ETF	10,000	$250	$83,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Derivatives

The Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Fund expects to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account among the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of February 28, 2026.

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$306,095	$ —	$306,095	$—	$306,095
CF Secured	—	288,803	(288,803)	288,803	—
	$306,095	$288,803	$17,292	$288,803	$306,095

*Statement of Assets and Liabilities location: Net unrealized appreciation/(depreciation) of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the six months ended February 28, 2026, was $ (12,132,940).

As of February 28, 2026, the Fund was invested in derivative contracts, which are reflected in the Statement of Assets and Liabilities, as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statement of Assets and Liabilities Location	Fair Value Amount
Derivative Assets	Net unrealized appreciation of total return swap contracts	$17,292

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended February 28, 2026, is as follows:

Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
$(2,476,551)	$919,274

*Statement of Operations location: Net realized gain (loss) on total return swap contracts.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) on total return swap contracts.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at a rate of 0.75%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreisde Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 3 – INVESTMENTS

During the six months ended February 28, 2026, there were no purchases or sales of long-term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the six months ended February 28, 2026, and the year ended August 31, 2025, were as follows:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Distributions paid from:
Ordinary income	$13,292	$149,556
Return of capital	—	1,713
	$151,269	$151,269

As of February 28, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (accumulated deficits)	$(63,663)
Accumulated net realized gain (loss)	(7,365,763)
Net unrealized appreciation (depreciation)	17,292
$(7,412,134)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ —	$17,292	$ —	$17,292

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market®, and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended February 28, 2026	Year Ended August 31, 2025
Shares sold	1,180,000	620,000
Shares redeemed	(750,000)	(580,000)
Net increase (decrease)	430,000	40,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 28, 2026 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already noted in these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | February 28, 2026

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 6, 2026

* Print the name and title of each signing officer under his or her signature.